Cover Page Document	Mar. 23, 2020
Entity Listings [Line Items]
Entity Registrant Name	Avis Budget Group, Inc.
Entity Address, Address Line One	6 Sylvan Way
Entity Address, City or Town	Parsippany,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	(973)
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Mar. 23, 2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	001-10308
Entity Tax Identification Number	06-0918165
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000723612
Local Phone Number	496-4700
None [Member] | Rights [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock Purchase Rights
Security Exchange Name	NONE
No Trading Symbol Flag	true
Nasdaq [Member] | Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	CAR
Security Exchange Name	NASDAQ